Condensed Consolidated Interim Balance Sheets [Parenthetical] - $ / shares	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Preferred Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000	1	1
Preferred Stock, Shares Issued		1	1	1
Preferred Stock, Shares Outstanding		1	1	1
Common Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	150,000,000	150,000,000	150,000,000	150,000,000	200,000,000
Common Stock, Shares, Issued	35,052,384	22,591,292	22,428,313	15,839,563	0
Common Stock, Shares, Outstanding	35,052,384	22,591,292	22,428,313	15,839,563	0
Common Stock, Other Shares, Outstanding	50,000,000	50,000,000	50,000,000	50,000,000	49,737,096
Common Stock, Other Shares, Issued		50,000,000	50,000,000	50,000,000	49,737,096
Special Voting Preferred Stock [Member]
Preferred Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	1	1
Preferred Stock, Shares Issued	1	1
Preferred Stock, Shares Outstanding	1	1